Unaudited Condensed Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands	Total	Share capital	Share premium	Deferred Shares	Capital Redemption Reserve	Foreign exchange reserve	Share-based payment reserve	Fair value reserve	Merger Reserve	Retained earnings/ (accumulated losses)
Beginning of period at Dec. 31, 2021	£ 566,813	£ 60	£ 364,579	£ 3		£ (659)	£ 12,930	£ (199)	£ 54,213	£ 135,886
Loss for the period	(15,492)									(15,492)
Foreign exchange gain (loss) on translation of subsidiaries	517					525	(8)
Total comprehensive loss for the period	(14,975)					525	(8)			(15,492)
Share-based payment charge	3,560						3,560
Exercise of share-based payment awards	(2,282)	1					(661)			(1,622)
End of period at Mar. 31, 2022	553,116	61	364,579	£ 3		(134)	15,821	(199)	54,213	118,772
Beginning of period at Dec. 31, 2022	478,878	61	364,603		£ 3	1,824	35,267	(199)	54,213	23,106
Loss for the period	(37,643)									(37,643)
Foreign exchange gain (loss) on translation of subsidiaries	(476)					(476)
Total comprehensive loss for the period	(38,119)					(476)				(37,643)
Share-based payment charge	6,958						6,958
Exercise of share-based payment awards	7	1	6				(1,484)			1,484
End of period at Mar. 31, 2023	£ 447,724	£ 62	£ 364,609		£ 3	£ 1,348	£ 40,741	£ (199)	£ 54,213	£ (13,053)